Average Annual Total Returns - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio	Apr. 30, 2025
VIP Growth Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	30.30%
Past 5 years	18.84%
Past 10 years	16.54%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%